Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	summary compensation table total for PEO(¹) ($)	compensation actually paid to PEO(1) (2) (3) ($)	average summary compensation table total for non-PEO named executive officers(1) ($)	average compensation actually paid to non-PEO named executive officers(1) (2) (3) ($)	value of initial fixed $100 investment based on:(4)		net income (in thousands)	Adjusted EBITDA(5) (in thousands)
year					TSR ($)	peer group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,634,119	$28,739,433	$2,868,951	$14,200,443	$836.89	$150.29	$61,530	$116,781
2022	$5,234,197	$ 4,683,181	$2,120,558	$ 1,913,775	$262.50	$186.96	$21,770	$ 74,687
2021	$5,448,919	$21,370,632	$1,907,226	$ 5,551,738	$272.66	$170.29	$ 6,232	$ 61,078

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Tarang Amin, our Chief Executive Officer, was our PEO for each year represented. The individuals comprising the non-PEO named executive officers for each year presented are listed below.

2021	2022	2023
Mandy Fields	Mandy Fields	Mandy Fields
Rich Baruch	Josh Franks	Josh Franks
Kory Marchisotto	Kory Marchisotto	Kory Marchisotto
Scott Milsten	Rich Baruch	Scott Milsten

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Consumer Discretionary Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended March 31, 2023. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed year in e.l.f. Beauty common stock (NYSE: ELF) and in the S&P 500 Consumer Discretionary Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,634,119	$ 5,234,197	$ 5,448,919
PEO Actually Paid Compensation Amount	$ 28,739,433	4,683,181	21,370,632
Adjustment To PEO Compensation, Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	summary compensation table total for PEO	exclusion of stock awards for PEO	inclusion of equity values for PEO	compensation actually paid to PEO
2023	$5,634,119	$(4,199,619)	$27,304,933	$28,739,433
2022	$5,234,197	$(3,799,697)	$ 3,248,681	$ 4,683,181
2021	$5,448,919	$(3,999,900)	$19,921,613	$21,370,632
The amounts in the “Inclusion of Equity Awards” column in the tables above are derived from the amounts set forth in the following tables:

year	year-end fair value of equity awards granted during year that remained unvested as of last day of year for PEO	change in fair value from last day of prior year to last day of year of unvested equity awards for PEO	vesting-date fair value of equity awards granted during year that vested during year for PEO	change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for PEO	fair value at last day of prior year of equity awards forfeited during year for PEO	total — inclusion of equity values for PEO
2023	$13,139,766	$10,190,161	—	$3,975,006	—	$27,304,933
2022	$ 3,559,890	$ (504,503)	—	$ 193,294	—	$ 3,248,681
2021	$ 6,407,004	$ 6,989,578	—	$6,525,031	—	$19,921,613

Non-PEO NEO Average Total Compensation Amount	$ 2,868,951	2,120,558	1,907,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,200,443	1,913,775	5,551,738
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Non-PEO named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	average summary compensation table total for non-PEO named executive officers	average exclusion of stock awards for non-PEO named executive officers	average inclusion of equity values for non-PEO named executive officers	average compensation actually paid to non-PEO named executive officers
2023	$2,868,951	$(2,199,826)	$13,531,318	$14,200,443
2022	$2,120,558	$(1,499,808)	$ 1,293,025	$ 1,913,775
2021	$1,907,226	$(1,287,406)	$ 4,931,918	$ 5,551,738

year	average year-end fair value of equity awards granted during year that remained unvested as of last day of year for non-PEO named executive officers	average change in fair value from last day of prior year to last day of year of unvested equity awards for non-PEO named executive officers	average vesting-date fair value of equity awards granted during year that vested during year for non-PEO named executive officers	average change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for non-PEO named executive officers	average fair value at last day of prior year of equity awards forfeited during year for non-PEO named executive officers	total — average inclusion of equity values for non-PEO named executive officers
2023	$6,882,814	$5,141,613	—	$1,506,891	—	$13,531,318
2022	$1,405,152	$ (127,582)	—	$ 15,455	—	$ 1,293,025
2021	$2,062,154	$1,949,962	—	$ 919,802	—	$ 4,931,918

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO Named Executive Officers Compensation Actually Paid and Our Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO named executive officers, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO Named Executive Officers Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO named executive officers, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO Named Executive Officers Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO named executive officers, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Our TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Consumer Discretionary Index over the same period.

Tabular List, Table

performance measure
Adjusted EBITDA
Net Sales
Market Share Gain

Total Shareholder Return Amount	$ 836.89	262.50	272.66
Peer Group Total Shareholder Return Amount	150.29	186.96	170.29
Net Income (Loss)	$ 61,530,000	$ 21,770,000	$ 6,232,000
Company Selected Measure Amount	116,781,000	74,687,000	61,078,000
PEO Name	Tarang Amin
Additional 402(v) Disclosure	The amounts shown in the “Compensation Actually Paid” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our named executive officers. These amounts reflect the amounts shown in the “Total” columns set forth in the Summary Compensation Table with certain adjustments as described in footnote 3. In this section, the term “Compensation Actually Paid” refers to the amounts shown in the “Compensation Actually Paid” column and does not refer to amounts actually paid to, or received by, our named executive officers.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and non-PEO named executive officers in FY 2023. This performance measure may not have been the most important financial performance measure for FY 2022 or FY 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years. See Annex A for a reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share Gain
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,199,619)	$ (3,799,697)	$ (3,999,900)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,304,933	3,248,681	19,921,613
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	13,139,766	3,559,890	6,407,004
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	10,190,161	(504,503)	6,989,578
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,975,006	193,294	6,525,031
PEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,199,826)	(1,499,808)	(1,287,406)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,531,318	1,293,025	4,931,918
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,882,814	1,405,152	2,062,154
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,141,613	(127,582)	1,949,962
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,506,891	15,455	919,802
Non-PEO NEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0